Provisions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in other provisions [abstract]
Provisions made during the year	¥ 0	¥ 339
Non-current portion	342	340
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	340	120
Provisions used during the year	0	(120)
Unwind of discount	2	1
Current portion	0	0
Non-current portion	342	340
Other provisions at end of period	¥ 342	¥ 340